Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Text block [abstract]
Right-of-use assets that are classified as investment property	£ 67.9	£ 27.4